Long-Term Debt and Notes Payable - Additional Information 1 (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Aggregate amount financial letters of credit	25.00%
Line of Credit facility maximum amount outstanding	$ 195,800,000
Letter of credit facility covenant terms	The LC Facility requires us to generate consolidated earnings before interest, taxes, depreciation and amortization (“EBITDA”) of at least specified minimum amounts over the term of the facility. The LC Facility also requires us to maintain a ratio of fair market value of vessel collateral to the sum of (1) the outstanding principal amount of the Term Loan, (2) the aggregate amount of undrawn financial letters of credit outstanding under the LC Facility, (3) all drawn but unreimbursed letters of credit under the LC Facility, and (4) mark-to-market foreign exchange exposure that is not cash secured of at least 1.20:1.00. The LC Facility also specifies maximum capital expenditures over the term of the facility and requires us to maintain at least $200.0 million of minimum available cash, at the end of each quarter.
Minimum required cash balance as per letter of credit agreement	200,000,000
Mark-to-market foreign exchange exposure ratio	1.20
Outstanding borrowings, Term loan	298,500,000
Current notes payable	15,300,000
Excess cash flow	50.00%
Term Loan amortization amount	750,000
Date of repay to provide a prepayment premium	April 16, 2015
Aggregate principal amount of unreimbursed drawings and advances under line of credit facility	1.75
Original issue discount	25 basis points
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Base rate and applicable margin	4.25%
Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Base rate and applicable margin	3.25%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Base rate and applicable margin	1.00%
Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Base rate and applicable margin	2.00%
Letter of Credit Facility [Member]
Debt Instrument [Line Items]
Uncommitted increases in letter of credit capacity	400,000,000
Additional uncommitted increases in letter of credit capacity	100,000,000
Total capacity that letter of credit can be increased	100,000,000
Cash collateralize letter of credit permitted to deposit, Amount	300,000,000
Letter of credit supported by Cash collateral	88,800,000
Commitment fee on the unused portion of credit agreement	0.50%
Performance Letters of Credit [Member]
Debt Instrument [Line Items]
Letter of credit fee	4.50%
Term Loan [Member]
Debt Instrument [Line Items]
Current notes payable	3,000,000
Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Reinvestment period	365 days
Financial Letter of Credit [Member]
Debt Instrument [Line Items]
Line of Credit facility maximum amount outstanding	0
Letter of credit supported by Cash collateral	$ 19,700,000
Letter of credit fee	2.25%